Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
As an asset manager providing advisory services to Ashford Trust and Braemar, as well as holding an ownership interest in other businesses providing products and services to the hospitality industry, including Ashford Trust and Braemar, related party transactions are inherent in our business. Details of our related party transactions are presented below.
We are a party to an amended and restated advisory agreement, as amended, with Ashford Trust and Ashford Trust OP. Prior to June 26, 2018, the base fee was paid quarterly based on a declining sliding scale percentage of Ashford Trust’s total market capitalization plus the Key Money Asset Management Fee (defined as the aggregate gross asset value of all key money assets multiplied by 0.70%), subject to a minimum quarterly base fee, as payment for managing its day-to-day operations in accordance with its investment guidelines. Total market capitalization includes the aggregate principal amount of its consolidated indebtedness (including its proportionate share of debt of any entity that is not consolidated but excluding its joint venture partners’ proportionate share of consolidated debt). The range of base fees on the scale are between 0.50% and 0.70% per annum for total market capitalization that ranges from less than $6.0 billion to greater than $10.0 billion. Upon effectiveness of the Ashford Trust ERFP Agreement on June 29, 2018, the base fee is paid monthly as a percentage of Ashford Trust’s total market capitalization on a declining sliding scale plus the Net Asset Fee Adjustment, as defined in our advisory agreement, subject to a minimum monthly base fee. At June 30, 2019, the quarterly base fee was 0.70% per annum. Reimbursement for overhead, internal audit, risk management advisory services and asset management services, including compensation, benefits and travel expense reimbursements, are billed monthly to Ashford Trust based on a pro rata allocation as determined by the ratio of Ashford Trust’s net investment in hotel properties in relation to the total net investment in hotel properties for both Ashford Trust and Braemar. We also record advisory revenue for equity grants of Ashford Trust common stock and LTIP units awarded to our officers and employees in connection with providing advisory services equal to the grant date fair value of the award in proportion to the requisite service period satisfied during the period, as well as an offsetting expense in an equal amount included in “salaries and benefits.” We are also entitled to an incentive advisory fee that is measured annually in each year that Ashford Trust’s annual total stockholder return exceeds the average annual total stockholder return for Ashford Trust’s peer group, subject to the FCCR Condition, as defined in our advisory agreement. In addition to our advisory agreement with Ashford Trust and Ashford Trust OP, Premier is party to a master project management agreement with Ashford Trust OP and Ashford Trust TRS to provide comprehensive and cost-effective design, development, architectural, and project management services and a related mutual exclusivity agreement with Ashford Trust and Ashford Trust OP.
The following table summarizes the revenues and expenses related to Ashford Trust OP (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
REVENUE BY TYPE
Advisory services revenue
Base advisory fee	$8,415	$8,862	$16,460	$17,466
Reimbursable expenses (1)	2,658	1,997	4,698	3,526
Equity-based compensation (2)	4,548	8,940	8,837	15,685
Incentive advisory fee (3)	—	452	—	904
Total advisory services revenue	15,621	20,251	29,995	37,581

Audio visual revenue (4)	—	88	—	88
Project management revenue (5)	5,076	—	10,015	—

Other revenue
Investment management reimbursements (6)	337	329	695	511
Debt placement fees (7)	79	3,959	1,158	4,591
Claim management services (8)	20	18	31	36
Lease revenue (9)	945	167	1,891	335
Other services (10)	409	387	876	687
Total other revenue	1,790	4,860	4,651	6,160

Total revenue	$22,487	$25,199	$44,661	$43,829

REVENUE BY SEGMENT (11)
REIT advisory	$16,923	$20,765	$32,612	$38,463
Premier	5,076	—	10,015	—
JSAV	—	88	—	88
OpenKey	27	23	55	47
Corporate and other	461	4,323	1,979	5,231
Total revenue	$22,487	$25,199	$44,661	$43,829

COST OF REVENUES
Cost of audio visual revenues (4)	$1,862	$836	$3,546	$1,190
________

(1)
Reimbursable expenses include overhead, internal audit, risk management advisory and asset management services. During the three and six months ended June 30, 2019, we recognized $491,000 and $1.1 million, respectively, of deferred income from reimbursable expenses related to software implementation costs. During the three and six months ended June 30, 2018, we recognized $384,000 and $586,000, respectively, of deferred income from reimbursable expenses related to software implementation costs.

(2)
Equity-based compensation revenue is associated with equity grants of Ashford Trust’s common stock and LTIP units awarded to officers and employees of Ashford Inc. For the six months ended June 30, 2018, equity-based compensation revenue from Ashford Trust included $4.5 million of expense related to accelerated vesting, in accordance with the terms of the awards, as a result of the death of an executive in March 2018.

(3)
Incentive advisory fee for the three and six months ended June 30, 2018, includes the pro-rata portion of the third year installment of the 2016 incentive advisory fee, which was paid in January 2019. Incentive fee payments are subject to meeting the December 31 FCCR Condition each year, as defined in the Ashford Trust advisory agreement. Ashford Trust's annual total stockholder return did not meet the relevant incentive fee thresholds during the 2018 and 2017 measurement periods. See note 3.

(4)
JSAV primarily contracts directly with customers to whom it provides audio visual services. JSAV recognizes the gross revenue collected from their customers by the hosting hotel or venue. Commissions retained by the hotel or venue, including Ashford Trust, are recognized in “cost of revenues for audio visual” in our condensed consolidated statements of operations. See note 3 for discussion of the audio visual revenue recognition policy.

(5)
Project management revenue primarily consists of revenue generated within our Premier segment by providing design, development, architectural, and project management services for which Premier receives fees. Project management revenue also includes revenue from reimbursable costs related to accounting, overhead and project manager services provided to projects owned by affiliates of Ashford Trust, Braemar and other owners. See note 3 for discussion of the project management revenue recognition policy.

(6)
Investment management reimbursements include Ashford Investment Management, LLC’s (“AIM”) management of Ashford Trust’s excess cash under the Investment Management Agreement. AIM is not compensated for its services but is reimbursed for all costs and expenses.

(7)	Debt placement fees are earned by Lismore for providing debt placement services.

(8)	Claims management services include revenues earned from providing insurance claim assessment and administration services.

(9)
In connection with our ERFP Agreements and legacy key money transaction with Ashford Trust and Braemar, we lease FF&E to Ashford Trust and Braemar rent-free. Consistent with our accounting treatment prior to adopting ASC 842, a portion of the base advisory fee for leases, which commenced prior to our adoption, is allocated to lease revenue each period equal to the estimated fair value of the lease payments that would have been made.

(10)
Other services revenue is associated with other hotel products and services, such as mobile key applications and hypoallergenic premium rooms, provided to Ashford Trust by our consolidated subsidiaries, OpenKey and Pure Wellness.

(11)	See note 17 for discussion of segment reporting.
The following table summarizes amounts due (to) from Ashford Trust OP, net at June 30, 2019 and December 31, 2018, associated primarily with the advisory services fee and other fees discussed above, as it relates to each of our consolidated entities (in thousands):

	June 30, 2019	December 31, 2018
Ashford LLC	$1,062	$2,337
AIM	123	99
Premier	1,937	1,611
JSAV	1,407	826
OpenKey	5	2
Pure Wellness	338	418
Due from Ashford Trust OP	$4,872	$5,293

We are also a party to an amended and restated advisory agreement with Braemar and Braemar OP. Prior to January 15, 2019, the base fee was paid monthly calculated as 1/12th of 0.70% of Braemar’s total market capitalization plus the Key Money Asset Management Fee (defined in the advisory agreement as the aggregate gross asset value of all key money assets multiplied by 1/12th of 0.70%), subject to a minimum monthly base fee, as payment for managing its day-to-day operations in accordance with its investment guidelines. Total market capitalization includes the aggregate principal amount of Braemar’s consolidated indebtedness (including its proportionate share of debt of any entity that is not consolidated but excluding its joint venture partners’ proportionate share of consolidated debt). Upon effectiveness of the Braemar ERFP agreement on January 15, 2019, the base fee is paid monthly calculated as 1/12th of 0.70% of Braemar’s total market capitalization plus the Net Asset Fee Adjustment, as defined in our advisory agreement, subject to a minimum monthly base fee. Reimbursement for overhead, internal audit, risk management advisory services and asset management services, including compensation, benefits and travel expense reimbursements, are billed monthly to Braemar based on a pro rata allocation as determined by the ratio of Braemar’s net investment in hotel properties in relation to the total net investment in hotel properties for both Ashford Trust and Braemar. We also record advisory revenue for equity grants of Braemar common stock and LTIP units awarded to our officers and employees in connection with providing advisory services equal to the grant date fair value of the award in proportion to the requisite service period satisfied during the period, as well as an offsetting expense in an equal amount included in “salaries and benefits.” We are also entitled to an incentive advisory fee that is measured annually in each year that Braemar’s annual total stockholder return exceeds the average annual total stockholder return for Braemar’s peer group, subject to the FCCR Condition, as defined in the advisory agreement. In addition to our advisory agreement with Braemar and Braemar OP, Premier is party to a master project management agreement with Braemar OP and Braemar TRS to provide comprehensive and cost-effective design, development, architectural, and project management services and a related mutual exclusivity agreement with Braemar and Braemar OP.

The following table summarizes the revenues related to Braemar OP (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
REVENUE BY TYPE
Advisory services revenue
Base advisory fee	$2,775	$2,312	$5,352	$4,419
Reimbursable expenses (1)	562	499	1,031	919
Equity-based compensation (2)	1,963	1,378	3,432	3,925
Incentive advisory fee (3)	169	—	339	—
Other advisory revenue (4)	130	130	258	258
Total advisory services revenue	5,599	4,319	10,412	9,521

Audio visual revenue (5)	—	—	—	—
Project management revenue (6)	2,493	—	5,240	—

Other revenue
Debt placement fees (7)	—	1,000	275	1,000
Claims management services (8)	35	32	65	69
Lease revenue (9)	84	84	168	168
Other services (10)	279	208	548	419
Total other revenue	398	1,324	1,056	1,656

Total revenue	$8,490	$5,643	$16,708	$11,177

REVENUE BY SEGMENT (11)
REIT advisory	$5,718	$4,435	$10,645	$9,758
Premier	2,493	—	5,240	—
JSAV (11)	—	—	—	—
OpenKey	13	11	33	16
Corporate and other	266	1,197	790	1,403
Total revenue	$8,490	$5,643	$16,708	$11,177

COST OF REVENUES
Cost of audio visual revenues (5)	$119	$—	$205	$—
________

(1)
Reimbursable expenses include overhead, internal audit, risk management advisory and asset management services. During the three and six months ended June 30, 2019, we recognized $36,000 and $80,000, respectively, of deferred income from reimbursable expenses related to software implementation costs. During the three and six months ended June 30, 2018, we recognized $29,000 and $44,000, respectively, of deferred income from reimbursable expenses related to software implementation costs.

(2)
Equity-based compensation revenue is associated with equity grants of Braemar’s common stock and LTIP units awarded to officers and employees of Ashford Inc. For the six months ended June 30, 2018, equity-based compensation revenue from Braemar included $2.2 million of expense related to accelerated vesting, in accordance with the terms of the awards, as a result of the death of an executive in March 2018.

(3)
Incentive advisory fee for the three and six months ended June 30, 2019, includes the pro-rata portion of the second year installment of the 2018 incentive advisory fee, which will be paid in January 2020. Incentive fee payments are subject to meeting the December 31 FCCR Condition each year, as defined in the Braemar advisory agreement. For the three and six months ended June 30, 2018, no incentive advisory fee was recognized as Braemar's annual total stockholder return did not meet the relevant incentive fee thresholds during the 2017 and 2016 measurement periods. See note 3.

(4)
In connection with our Fourth Amended and Restated Braemar Advisory Agreement, a $5.0 million cash payment was made by Braemar upon approval by Braemar’s stockholders, which is recognized over the 10-year initial term.

(5)
JSAV primarily contracts directly with customers to whom it provides audio visual services. JSAV recognizes the gross revenue collected from their customers by the hosting hotel or venue. Commissions retained by the hotel or venue, including Braemar, are recognized in “cost of revenues for audio visual” in our condensed consolidated statements of operations. See note 3 for discussion of the audio visual revenue recognition policy.

(6)
Project management revenue primarily consists of revenue generated within our Premier segment by providing design, development, architectural, and project management services for which Premier receives fees. Project management revenue also includes revenue from reimbursable costs related to accounting, overhead and project manager services provided to projects owned by affiliates of Ashford Trust, Braemar and other owners. See note 3 for discussion of the project management revenue recognition policy.

(7)	Debt placement fees are earned by Lismore for providing debt placement services.

(8)	Claims management services include revenues earned from providing insurance claim assessment and administration services.

(9)
In connection with our ERFP Agreements and legacy key money transaction with Ashford Trust and Braemar, we lease FF&E to Ashford Trust and Braemar rent-free. Consistent with our accounting treatment prior to adopting ASC 842, a portion of the base advisory fee for leases, which commenced prior to our adoption, is allocated to lease revenue each period equal to the estimated fair value of the lease payments that would have been made.

(10)
Other services revenue is associated with other hotel products and services, such as mobile key applications, marine vessel transportation and hypoallergenic premium rooms, provided to Braemar by our consolidated subsidiaries, OpenKey, RED and Pure Wellness.

(11)	See note 17 for discussion of segment reporting.
The following table summarizes amounts due (to) from Braemar OP, net at June 30, 2019 and December 31, 2018 associated primarily with the advisory services fee and other fees discussed above, as it relates to each of our consolidated entities (in thousands):

	June 30, 2019	December 31, 2018
Ashford LLC	$750	$941
Premier	805	949
JSAV	109	4
OpenKey	1	12
RED	129	60
Pure Wellness	36	30
Due from Braemar OP	$1,830	$1,996

ERFP Commitments—On June 26, 2018, the Company entered into the Enhanced Return Funding Program Agreement and Amendment No. 1 to the Amended and Restated Advisory Agreement (the “Ashford Trust ERFP Agreement”) with Ashford Trust. The independent members of the board of directors of each of the Company and Ashford Trust, with the assistance of separate and independent legal counsel, engaged to negotiate the Ashford Trust ERFP Agreement on behalf of the Company and Ashford Trust, respectively. On January 15, 2019, the Company entered into the Enhanced Return Funding Program Agreement and Amendment No. 1 to the Fifth Amended and Restated Advisory Agreement (the “Braemar ERFP Agreement” and collectively with the Ashford Trust ERFP Agreement, the “ERFP Agreements”) with Braemar. The independent members of the board of directors of each of the Company and Braemar, with the assistance of separate and independent legal counsel, engaged to negotiate the Braemar ERFP Agreement on behalf of the Company and Braemar, respectively. Under the ERFP Agreements, the Company agreed to provide $50 million (each, an “ERFP Commitment” and collectively, the “ERFP Commitments”) to each of Ashford Trust and Braemar (collectively, the “REITs”), respectively, in connection with each such REITs’ acquisition of hotels recommended by us, with the option to increase each ERFP Commitment to up to $100 million upon mutual agreement by the parties to the respective ERFP Agreement. Under each of the ERFP Agreements, the Company’s ERFP Commitment to such REIT will be fulfilled as the Company pays each such REIT 10% of each acquired hotel’s purchase price in exchange for FF&E at a property owned by such REIT, which will be subsequently leased by us to such REIT rent-free. Each of the REITs must provide reasonable advance notice to the Company to request ERFP funds in accordance with the respective ERFP Agreement. The ERFP Agreements require that the Company acquire the related FF&E either at the time of the property acquisition or at any time generally within two years of the REITs acquisition of the hotel property. The Company recognizes the related depreciation tax deduction at the time such FF&E is purchased by the Company and placed into service at the respective REITs’ hotel properties. However, the timing of the FF&E being purchased and placed into service is subject to uncertainties outside of the Company’s control that could delay the realization of any tax benefit associated with the purchase of FF&E. See notes 2 and 10.
The changes in our ERFP Commitments to Ashford Trust and Braemar from inception of the programs in 2018 and 2019, respectively, through June 30, 2019, as well as the unfunded ERFP Commitments as of June 30, 2019, for hotels acquired by the REITs are as follows (in thousands):

	Ashford Trust	Braemar	Total
ERFP Commitments:
ERFP Commitments at January 1, 2018	$—	$—	$—
Initial ERFP Commitment	50,000	—	50,000
ERFP payment—Hilton Alexandria Old Town	(11,100)	—	(11,100)
ERFP payment—La Posada de Santa Fe	(5,000)	—	(5,000)
ERFP Commitments remaining at December 31, 2018	$33,900	$—	$33,900
Initial ERFP Commitment	—	50,000	50,000
ERFP payment—Hilton Santa Cruz/Scotts Valley	(5,000)	—	(5,000)
ERFP payment—Embassy Suites New York Manhattan Times Square	(8,089)	—	(8,089)
ERFP payment—Ritz-Carlton, Lake Tahoe	—	(1,420)	(1,420)
ERFP Commitments remaining at June 30, 2019 (1)	$20,811	$48,580	$69,391

	Ashford Trust	Braemar	Total
Unfunded ERFP Commitments for hotels acquired by REITs:
Embassy Suites New York Manhattan Times Square	$11,411	$—	$11,411
Ritz-Carlton, Lake Tahoe	—	8,880	8,880
Unfunded ERFP Commitments at June 30, 2019	$11,411	$8,880	$20,291
________
(1)    See note 10.
Other Related Party Transactions—We reimburse Remington and its subsidiaries, which are beneficially owned by our Chairman and Chief Executive Officer and Ashford Trust’s Chairman Emeritus, for various overhead expenses, including rent, payroll, office supplies, travel and accounting. These charges are allocated based on various methodologies, including headcount and actual amounts incurred, and the allocations are approved quarterly by Ashford Inc. and Remington management. These reimbursements are included in “general and administrative” and “cost of revenues for project management” expenses on the condensed consolidated statements of operations. The charges totaled $2.5 million and $4.3 million, for the three and six months ended June 30, 2019, respectively, and $1.3 million and $2.5 million for the three and six months ended June 30, 2018, respectively. The amounts due under these arrangements as of June 30, 2019 and December 31, 2018, are included in “due to affiliates” on our condensed consolidated balance sheets.
Pursuant to our advisory agreements with each of Ashford Trust and Braemar, we secure certain casualty insurance policies to cover Ashford Trust, Braemar and their respective property managers, as needed. Ashford Trust and Braemar bear the economic burden for the casualty insurance coverage. Our risk management department manages the shared casualty insurance program. At the beginning of each year, funds are collected from Ashford Trust and Braemar, as needed, on an allocated basis based on their risk exposures. These funds are deposited into restricted cash and used to pay casualty claims and other insurance costs throughout the year as incurred. We record the funds received from Ashford Trust and Braemar and the related liability in our condensed consolidated balance sheets in “restricted cash” and “other liabilities,” respectively.
Ashford Trust held a 16.64% and 16.30% noncontrolling interest in OpenKey, and Braemar held an 8.40% and 8.21% noncontrolling interest in OpenKey as of June 30, 2019 and December 31, 2018, respectively. During the three and six months ended June 30, 2019, Ashford Trust invested $299,000 and $299,000, respectively, and Braemar invested $156,000 and $156,000, respectively in OpenKey. During the three and six months ended June 30, 2018, Ashford Trust invested $0 and $667,000, respectively, and Braemar invested $0 and $2.0 million, respectively, in OpenKey. See also notes 1, 2, 11, and 12.
An officer of JSAV owns the JSAV headquarters property including the adjoining warehouse space. JSAV leases this property for approximately $307,000 per year, with escalating lease payments based on the Consumer Price Index. Rental expense for the three and six months ended June 30, 2019, was $77,000, and $155,000, respectively. Rental expense for the three and six months ended June 30, 2018, was $84,000, and $168,000 respectively.

Related Party Transactions
As an asset manager providing advisory services to Ashford Trust and Braemar, as well as holding an ownership interest in other businesses providing products and services to the hospitality industry, including Ashford Trust and Braemar, related party transactions are inherent in our business. Details of our related party transactions are presented below. See note 20 for details regarding concentration of risk and percentage of our consolidated subsidiaries’ total revenues earned from Ashford Trust and Braemar.
We are a party to an amended and restated advisory agreement, as amended, with Ashford Trust and Ashford Trust OP. Prior to June 26, 2018, the base fee was paid quarterly based on a declining sliding scale percentage of Ashford Trust’s total market capitalization plus the Key Money Asset Management Fee (defined as the aggregate gross asset value of all key money assets multiplied by 0.70%), subject to a minimum quarterly base fee, as payment for managing its day-to-day operations in accordance with its investment guidelines. Total market capitalization includes the aggregate principal amount of its consolidated indebtedness (including its proportionate share of debt of any entity that is not consolidated but excluding its joint venture partners’ proportionate share of consolidated debt). The range of base fees on the scale are between 0.50% and 0.70% per annum for total market capitalization that ranges from less than $6.0 billion to greater than $10.0 billion. Upon effectiveness of the Ashford Trust ERFP agreement on June 29, 2018, the base fee is paid monthly as a percentage of Ashford Trust’s total market capitalization on a declining sliding scale plus the Net Asset Fee Adjustment, as defined in our advisory agreement, subject to a minimum monthly base fee. At December 31, 2018, the quarterly base fee was 0.70% per annum. Reimbursement for overhead, internal audit, risk management advisory services and asset management services, including compensation, benefits and travel expense reimbursements, are billed monthly to Ashford Trust based on a pro rata allocation as determined by the ratio of Ashford Trust’s net investment in hotel properties in relation to the total net investment in hotel properties for both Ashford Trust and Braemar. We also record advisory revenue for equity grants of Ashford Trust common stock and LTIP units awarded to our officers and employees in connection with providing advisory services equal to the fair value of the award in proportion to the requisite service period satisfied during the period, as well as an offsetting expense in an equal amount included in “salaries and benefits.” We are also entitled to an incentive advisory fee that is measured annually in each year that Ashford Trust’s annual total stockholder return exceeds the average annual total stockholder return for Ashford Trust’s peer group, subject to the FCCR Condition, as defined in our advisory agreement. In addition to our advisory agreement with Ashford Trust and Ashford Trust OP, Premier, our consolidated subsidiary, is party to a master project management agreement with Ashford Trust OP and Ashford Trust TRS to provide comprehensive and cost-effective design, development, and project management services and a related mutual exclusivity agreement with Ashford Trust and Ashford Trust OP.
The following table summarizes the revenues and expenses related to Ashford Trust OP (in thousands):

	Year Ended December 31,
	2018	2017	2016
REVENUE BY TYPE
Advisory services revenue
Base advisory fee	$35,482	$34,724	$34,700
Reimbursable expenses (1)	7,905	7,600	6,054
Equity-based compensation (2)	25,245	11,077	8,429
Incentive advisory fee (3)	1,809	1,809	1,809
Total advisory services revenue	70,441	55,210	50,992

Audio visual revenue (4)	88	—	—
Project management revenue (5)	7,096	—	—

Other revenue
Investment management reimbursements (6)	1,156	1,976	—
Debt placement fees (7)	5,094	913	—
Claim management services (8)	76	—	—
Lease revenue (9)	670	558	—
Other services (10)	1,968	997	4
Total other revenue	8,964	4,444	4

Total revenue	$86,589	$59,654	$50,996

REVENUE BY SEGMENT (11)
REIT advisory	$77,437	$58,657	$50,992
Premier	7,096	—	—
J&S	88	—	—
OpenKey	97	77	4
Corporate and other	1,871	920	—
Total revenue	$86,589	$59,654	$50,996

COST OF REVENUES
Cost of audio visual revenues (4)	$3,444	$90	$—
________

(1)
Reimbursable expenses include overhead, internal audit, insurance claims advisory and asset management services. During the years ended December 31, 2018, 2017, and 2016, we recognized $2.2 million, $1.7 million, and $0, respectively, of deferred income from reimbursable expenses related to software implementation costs, which was partially offset by the impairment of the related capitalized software, as discussed in note 2, in the amount of $1.1 million for the year ended December 31, 2017.

(2)
Equity-based compensation revenue is associated with equity grants of Ashford Trust’s common stock and LTIP units awarded to officers and employees of Ashford Inc. For the year ended December 31, 2018, equity-based compensation revenue from Ashford Trust included $4.5 million of expense related to accelerated vesting, in accordance with the terms of the awards, as a result of the death of an executive in March 2018.

(3)
Incentive advisory fee includes the third, second and first year installments of the 2016 incentive advisory fee in the amount of $1.8 million for each of the years ended December 31, 2018, 2017 and 2016, respectively, for which the payment was due January of the subsequent year subject to meeting the FCCR Condition at December 31 of each year, as defined in our advisory agreement with Ashford Trust. No incentive fee was earned for the 2018, 2017 and 2015 measurement periods.

(4)
J&S primarily contracts directly with customers to whom it provides audio visual services. J&S recognizes the gross revenue collected from their customers by the hosting hotel or venue. Commissions retained by the hotel or venue, including Ashford Trust, are recognized in “cost of revenues for audio visual” in our consolidated statements of operations. See note 3 for discussion of the audio visual revenue recognition policy.

(5)
Project management revenue primarily consists of revenue generated within our Premier segment by providing design, development, and project management services for which Premier receives fees. Project management revenue also includes revenue from reimbursable costs related to accounting, overhead and project manager services provided to projects owned by affiliates of Ashford Trust, Braemar and other owners. See note 3 for discussion of the project management revenue recognition policy.

(6)
Investment management reimbursements include AIM’s management of Ashford Trust’s excess cash under the Investment Management Agreement. AIM is not compensated for its services but is reimbursed for all costs and expenses.

(7)	Debt placement fees include revenues earned from providing debt placement services by Lismore Capital, our wholly-owned subsidiary.

(8)	Claims management services include revenues earned from providing insurance claim assessment and administration services.

(9)
In connection with our ERFP Agreement and legacy key money transaction with Ashford Trust, we lease FF&E to Ashford Trust rent-free. A portion of the base advisory fee is allocated to lease revenue each period equal to the estimated fair value of the lease payments that would have been made.

(10)
Other services revenue is associated with other hotel products and services, such as mobile key applications and hypoallergenic premium rooms, provided to Ashford Trust by our consolidated subsidiaries, OpenKey and Pure Wellness, respectively.

(11)	See note 19 for discussion of segment reporting.
The following table summarizes amounts due (to) from Ashford Trust OP, net at December 31, 2018 and 2017 associated primarily with the advisory services fee and other fees discussed above, as it relates to each of our consolidated entities (in thousands):

	December 31, 2018	December 31, 2017
Ashford LLC	$2,337	$12,610
AIM	99	347
Premier	1,611	—
J&S	826	62
Pure Wellness	418	302
OpenKey	2	25
Due from Ashford Trust OP	$5,293	$13,346

On June 26, 2018, the Company entered into the Enhanced Return Funding Program Agreement and Amendment No. 1 to the Amended and Restated Advisory Agreement (the “Ashford Trust ERFP Agreement”) with Ashford Trust. The independent members of the board of directors of each of the Company and Ashford Trust, with the assistance of separate and independent legal counsel, engaged to negotiate the Ashford Trust ERFP Agreement on behalf of the Company and Ashford Trust, respectively. Under the Ashford Trust ERFP Agreement, the Company agreed to provide $50 million to Ashford Trust in connection with Ashford Trust’s acquisition of hotels recommended by us, with the option to increase the funding commitment to up to $100 million upon mutual agreement by the parties. The Company is obligated to provide Ashford Trust 10% of the acquired hotel’s purchase price in exchange for FF&E, which is subsequently leased to Ashford Trust rent-free. The Company records ERFP obligations in our consolidated balance sheet as “other assets” and “other liabilities.” Ashford Trust must provide reasonable advance notice to the Company to request ERFP funds in accordance with the Ashford Trust ERFP Agreement. The Ashford Trust ERFP Agreement requires that the Company acquire the related FF&E either at the time of the property acquisition or at any time generally within two years of Ashford Trust acquiring the hotel property. The Company recognizes the related depreciation tax deduction at the time such FF&E is purchased by the Company and placed into service at Ashford Trust properties. However, the timing of the FF&E being purchased and placed into service is subject to uncertainties outside of the Company’s control that could delay the realization of any tax benefit associated with the purchase of FF&E. In connection with Ashford Trust’s acquisition of the Hilton Old Town Alexandria and La Posada de Santa Fe in 2018, and subject to the terms of the Ashford Trust ERFP Agreement, the Company was obligated to provide Ashford Trust with approximately $16.1 million of FF&E at Ashford Trust properties. The $16.1 million of FF&E was purchased and leased to Ashford Trust with an effective date of December 31, 2018. As of December 31, 2018, the Company had no remaining balance in our ERFP obligation to Ashford Trust in respect of hotels already acquired by Ashford Trust. See note 11.
We are also a party to an amended and restated advisory agreement with Braemar and Braemar OP. As of December 31, 2018, Braemar is required to pay a monthly base fee that is 1/12th of 0.70% of Braemar’s total market capitalization plus the Key Money Asset Management Fee (defined in the advisory agreement as the aggregate gross asset value of all key money assets multiplied by 1/12th of 0.70%), subject to a minimum monthly base fee, as payment for managing its day-to-day operations in accordance with its investment guidelines. Total market capitalization includes the aggregate principal amount of Braemar’s consolidated indebtedness (including its proportionate share of debt of any entity that is not consolidated but excluding its joint venture partners’ proportionate share of consolidated debt). Reimbursement for overhead, internal audit, risk management advisory and asset management services, including compensation, benefits and travel expense reimbursements, are billed monthly to Braemar based on a pro rata allocation as determined by the ratio of Braemar’s net investment in hotel properties in relation to the total net investment in hotel properties for both Ashford Trust and Braemar. We also record advisory revenue for equity grants of Braemar common stock and LTIP units awarded to our officers and employees in connection with providing advisory services equal to the fair value of the award in proportion to the requisite service period satisfied during the period, as well as an offsetting expense in an equal amount included in “salaries and benefits.” We are also entitled to an incentive advisory fee that is measured annually in each year that Braemar’s annual total stockholder return exceeds the average annual total stockholder return for Braemar’s peer group, subject to the FCCR Condition, as defined in the advisory agreement. In addition to our advisory agreement with Braemar and Braemar OP, Premier, our consolidated subsidiary, is party to a master project management agreement with Braemar OP and Braemar TRS to provide comprehensive and cost-effective design, development, and project management services and a related mutual exclusivity agreement with Braemar and Braemar OP.
The following table summarizes the revenues related to Braemar OP (in thousands):

	Year Ended December 31,
	2018	2017	2016
REVENUE BY TYPE
Advisory services revenue
Base advisory fee	$9,423	$8,799	$8,343
Reimbursable expenses (1)	1,932	2,105	2,805
Equity-based compensation (2)	6,481	(1,683)	3,814
Incentive advisory fee (3)	678	1,274	1,274
Other advisory revenue (4)	521	277	—
Total advisory services revenue	19,035	10,772	16,236

Project management revenue (5)	3,493	—	—

Other revenue
Debt placement fees (6)	999	224	—
Claims management services (7)	137	—	—
Lease revenue (8)	335	335	335
Other services (9)	857	41	—
Total other revenue	2,328	600	335

Total revenue	$24,856	$11,372	$16,571

REVENUE BY SEGMENT (10)
REIT advisory	$20,506	$11,331	$16,571
Premier	3,493	—	—
J&S (11)	—	—	—
OpenKey	29	16	—
Corporate and other	828	25	—
Total revenue	$24,856	$11,372	$16,571
________

(1)
Reimbursable expenses include overhead, internal audit, insurance claims advisory and asset management services. During the years ended December 31, 2018, 2017, and 2016, we recognized $162,000, $126,000, and $0, respectively, of deferred income from reimbursable expenses related to software implementation costs, which was partially offset by the impairment of the related capitalized software in the amount of $1.1 million for the year ended December 31, 2017. See note 2.

(2)
Equity-based compensation revenue is associated with equity grants of Braemar’s common stock and LTIP units awarded to officers and employees of Ashford Inc. For the year ended December 31, 2018, equity-based compensation revenue from Braemar included $2.2 million of expense related to accelerated vesting, in accordance with the terms of the awards, as a result of the death of an executive in March 2018.

(3)
Incentive advisory fee includes the first year installment of the 2018 incentive advisory fee in the amount of $678,000 for the year ended December 31, 2018, as Braemar's annual total stockholder return met the relevant incentive fee thresholds during the 2018 measurement period. Incentive advisory fee includes the third and second year installments of the 2015 incentive advisory fee in the amount of $1.3 million for each of the years ended December 31, 2017 and 2016, respectively. Incentive advisory fee payments are due January of the subsequent year subject to meeting the FCCR Condition at December 31 of each year, as defined in our advisory agreement with Braemar.

(4)
In connection with our Fourth Amended and Restated Braemar Advisory Agreement, a $5.0 million cash payment was made by Braemar upon approval by Braemar’s stockholders, which is recognized over the 10-year initial term.

(5)
Project management revenue primarily consists of revenue generated within our Premier segment by providing design, development, and project management services for which Premier receives fees. Project management revenue also includes revenue from reimbursable costs related to accounting, overhead and project manager services provided to projects owned by affiliates of Ashford Trust, Braemar and other owners. See note 3 for discussion of the project management revenue recognition policy.

(6)	Debt placement fees include revenues earned from providing debt placement services by Lismore Capital, our wholly-owned subsidiary.

(7)	Claims management services include revenues earned from providing insurance claim assessment and administration services.

(8)
In connection with our legacy key money transaction with Braemar, we lease FF&E to Braemar rent-free. A portion of the base advisory fee is allocated to lease revenue each period equal to the estimated fair value of the lease payments that would have been made.

(9)
Other services revenue is associated with other hotel products and services, such as mobile key applications, hypoallergenic premium rooms and watersports activities & travel/transportation services, provided to Braemar by our consolidated subsidiaries, OpenKey, Pure Wellness and RED, respectively.

(10)	See note 19 for discussion of segment reporting.

(11)
J&S primarily contracts directly with customers to whom it provides audio visual services. J&S recognizes the gross revenue collected from their customers by the hosting hotel or venue. Commissions retained by the hotel or venue are recognized in “cost of revenues for audio visual” in our consolidated statements of operations. For the year ended December 31, 2018, J&S cost of revenues for audio visual associated with Braemar was insignificant. For the years ended December 31, 2017 and 2016, J&S had no cost of revenues for audio visual associated with Braemar.

The following table summarizes amounts due (to) from Braemar OP, net at December 31, 2018 and 2017 associated primarily with the advisory services fee and other fees discussed above, as it relates to each of our consolidated entities (in thousands):

	December 31, 2018	December 31, 2017
Ashford LLC	$941	$1,682
Premier	949	—
J&S	4	—
Pure Wellness	30	50
OpenKey	12	6
RED	60	—
Due from Braemar OP	$1,996	$1,738
Ashford Trust and Braemar have management agreements with Remington and its subsidiaries, which are beneficially owned by our Chairman and Chief Executive Officer and Ashford Trust’s Chairman Emeritus. Transactions related to these agreements are included in the accompanying consolidated financial statements. Under the agreements, we pay Remington Lodging general and administrative expense reimbursements, approved by the independent directors of Ashford Trust and Braemar, including rent, payroll, office supplies, travel and accounting. These charges are allocated based on various methodologies, including headcount and actual amounts incurred, which are then rebilled to Ashford Trust and Braemar. These reimbursements are included in “general and administrative” expenses on the consolidated statements of operations. For the years ended December 31, 2018, 2017 and 2016 these reimbursements totaled $4.4 million, $4.9 million and $5.7 million, respectively. The amounts due under these arrangements as of December 31, 2018 and 2017, are included in “due to affiliates” on our balance sheets.
Pursuant to our advisory agreements with each Ashford Trust and Braemar, we secure certain casualty insurance policies to cover Ashford Trust, Braemar and their respective property managers, as needed. Ashford Trust and Braemar bear the economic burden for the casualty insurance coverage. Our risk management department manages the shared casualty insurance program. At the beginning of each year, funds are collected from Ashford Trust and Braemar, as needed, on an allocated basis based on their risk exposures. These funds are deposited into restricted cash and used to pay casualty claims and other insurance costs throughout the year as incurred. We record the funds received from Ashford Trust and Braemar and the related liability in our consolidated balance sheets in “restricted cash” and “other liabilities,” respectively. See note 2.
In June 2015, we announced our plan to provide a total of $6.0 million in key money consideration to our managed REITs for two acquisitions: $4.0 million for Ashford Trust’s $62.5 million acquisition of the Le Pavillon Hotel in New Orleans, Louisiana, which closed in June 2015, and $2.0 million for Braemar’s $85.0 million acquisition of the Bardessono Hotel and Spa in Yountville, California, which closed in July 2015. The key money consideration was provided in the form of FF&E that was purchased by Ashford Inc. and subsequently leased back to each respective REIT rent-free for five years. A portion of the base advisory fee revenue is allocated to lease revenue each period equal to the estimated fair value of the lease payments that would have been made. Advisory revenue of $1.0 million, $893,000 and $335,000 was allocated to lease revenue for the years ended December 31, 2018, 2017 and 2016, respectively. Lease revenue is included in other revenue in the consolidated statements of operations.
Ashford Trust held a 16.30% and 16.23% noncontrolling interest in OpenKey, and Braemar held an 8.21% and 0% noncontrolling interest in OpenKey as of December 31, 2018 and 2017, respectively. Ashford Trust invested $667,000, $983,000 and $2.3 million in OpenKey during the years ended December 31, 2018, 2017 and 2016, respectively. Braemar invested $2.0 million, $0 and $0 in OpenKey during the years ended December 31, 2018, 2017 and 2016, respectively. See also notes 1, 2, 13, and 14.
An officer of J&S owns the J&S headquarters property including the adjoining warehouse space. J&S leases this property for $300,000 per year, with escalating lease payments based on increases in the Consumer Price Index. Rental expense for the years ended December 31, 2018 and 2017, was $335,000 and $50,000, respectively. We did not incur rental expense related to this lease for the year ended December 31, 2016.